SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 46,300,000	$ 39,400,000	$ 13,520,000
Less: valuation allowance	(46,300,000)	(39,400,000)	(13,520,000)
Net deferred tax asset